Goodwill (Tables)	12 Months Ended
Jun. 30, 2024
Goodwill [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill	The changes in the carrying amount of goodwill for each reporting unit for the year ended June 30, 2024 were as follows:
	IT services	Academic education services	Total
Balance as of July 1, 2023	-	-	-
Acquired (Note 3)	126,707	1,384,197	1,510,904
Foreign currency translation adjustment	(337)	(36,668)	(37,005)
Balance as of June 30, 2024	126,370	1,347,529	1,473,899